Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Depreciations [Abstract]
Depreciation of property, plant and equipment	$ 30,636	$ 7,682	$ 1,209
Depreciation of right-of-use assets	220	59	43
Depreciation	$ 30,856	$ 7,741	$ 1,252